Victory Munder Index 500 Fund
Victory Munder Index 500 Fund
Investment Objective
The Fund seeks to provide performance and income that is comparable to the S&P 500® Index.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 11 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 40 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Munder Index 500 Fund	Class A	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.50%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Munder Index 500 Fund		Class A	Class R	Class Y
Management Fees		0.20%	0.20%	0.20%
Distribution (12b-1) Fees		0.15%	0.50%	none
Other Expenses		0.23%	0.24%	0.19%
Total Annual Fund Operating Expense	[1]	0.58%	0.94%	0.39%
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A, R and Y shares of the Fund (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) do not exceed the total net annual operating expenses of, respectively, Class A, R and Y shares of the Fund's predecessor, a series of the Munder Series Trust that was managed by Munder Capital Management ("MST Munder Index 500 Fund") as of June 30, 2014. This agreement will remain in place for two years after the reorganization of the MST Munder Index 500 Fund into the Fund (expected to be through October 31, 2016). As a result of this agreement, during that two year period, total annual operating expenses of the Fund's Class A, R and Y shares will not exceed 0.73%, 1.08% and 0.58%, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Munder Index 500 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	308	431	566	958
Class R	96	300	520	1,155
Class Y	40	125	219	493

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the MST Munder Index 500 Fund's, predecessor to the Fund, was 3% of the average value of its portfolio.

Principal Investment Strategy

The Sub-Adviser invests, under normal circumstances, at least 80% of the Fund's net assets in equity securities of companies in the S&P 500® Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. In practice, the Fund typically holds all 500 of the stocks in the S&P 500® Index, which is a capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which tries to replicate the composition and performance of the S&P 500® Index through statistical procedures. The Sub-Adviser invests in stocks that are included in the S&P 500® Index in approximately the same proportions as they are represented in the index. As a result, the Sub-Adviser does not use traditional methods of stock selection, that is, it does not select stocks on the basis of economic, financial and market analysis.

The Fund seeks to achieve a correlation between the performance of its portfolio and the S&P 500® Index of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500® Index.

The Sub-Adviser uses futures contracts to manage cash, accrued dividends and other non-performing assets in an effort to minimize performance disparity between the Fund and the S&P 500® Index.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  The portfolio manager may not execute the Fund's principal investment strategy effectively.

■  The Fund will invest in the securities included in the S&P 500® Index regardless of market trends. As a result, the Fund may be particularly susceptible to a general decline in the large-capitalization sector of the U.S. stock market.

■  The Fund's ability to track the return of the S&P 500® Index is impacted by the fact that the Fund pays fees and transaction costs, while the Index does not; therefore, the Fund's returns are likely to be lower than those of the Index.

■  Derivative instruments, including futures contracts used for asset substitution, may not perfectly replicate direct investment in the S&P 500® Index, which could increase tracking error or generate losses. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial losses.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class R and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class R and Class Y shares of the MST Munder Index 500 Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any difference in the expenses of the MST Munder Index 500 Fund. The MST Munder Index 500 Fund commenced operations, and Class Y shares were first offered on December 1, 1991. Class A shares were first offered on December 9, 1992 and Class R shares were first offered on July 29, 2004.

(The annual return in the bar chart is for the MST Munder Index 500 Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.)

Calendar Year Returns for Class Y Shares

YTD through 9/30/14: 7.87% Highest/lowest quarterly results during this time period were: Highest 15.83% (quarter ended June 30, 2009) Lowest -22.12% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2013)
Average Annual Returns Victory Munder Index 500 Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class Y	31.72%	17.43%	6.96%
Class A	28.22%	16.67%	6.48%
Class R	31.03%	16.84%	6.90%	[1]	Jul. 29, 2004
After Taxes on Distributions Class Y	29.55%	15.49%	5.73%
After Taxes on Distributions and Sale of Fund Shares Class Y	19.69%	14.38%	5.76%
S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.	32.39%	17.94%	7.41%
[1]	Performance is from July 29, 2004, inception date of Class R shares.